Average Annual Total Returns - World Mutual Funds Prospectus			12 Months Ended	45 Months Ended	60 Months Ended	73 Months Ended	81 Months Ended	85 Months Ended	117 Months Ended	120 Months Ended
		Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			33.57%		4.20%					8.42%
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%		11.19%					11.72%
MSCI ACWI ex USA Index (Inception Dated 3/29/2016)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			32.39%		7.91%				8.86%
MSCI ACWI Index (Inception Dated 3/29/2016)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			22.34%		11.19%				12.10%
MSCI ACWI Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			19.72%		7.29%				9.61%
MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.22%		8.92%					8.18%
MSCI EAFE Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			20.76%		4.43%					7.42%
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.39%		7.91%					8.41%
MSCI ACWI ex USA Small Cap Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			26.16%		4.12%					7.46%
MSCI EAFE Index1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			31.22%		8.92%					8.18%
MSCI EAFE Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Average Annual Return, Percent			31.83%		5.62%					7.49%
MSCI EAFE Index2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.22%		8.92%					8.18%
MSCI EAFE Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			42.25%		13.36%					8.69%
MSCI ACWI ex USA Index (Inception Dated 12/6/2018)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Emerging Markets Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			35.29%		1.42%					7.58%
Performance Inception Date		Sep. 30, 1997
Emerging Markets Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			35.20%		1.25%					7.50%
Performance Inception Date		Sep. 30, 1997
Emerging Markets Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.43%		1.18%					6.30%
Performance Inception Date		Sep. 30, 1997
Emerging Markets Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			35.62%		1.64%					7.80%
Performance Inception Date		Jan. 28, 1999
Emerging Markets Fund, Y Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[1]		35.76%		1.78%					7.95%
Performance Inception Date	[1]	Apr. 10, 2017
Emerging Markets Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			27.18%		(0.02%)					6.68%
Performance Inception Date		May 12, 1999
Emerging Markets Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class2 Return Before Taxes
Average Annual Return, Percent	[2]		33.97%		0.43%					6.68%
Performance Inception Date	[2]	Dec. 18, 2001
Emerging Markets Fund, R Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			34.58%		0.92%					7.04%
Performance Inception Date		Sep. 28, 2007
Emerging Markets Fund, R5 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[3]		35.59%		1.63%					7.80%
Performance Inception Date	[3]	Apr. 10, 2017
Emerging Markets Fund, R6 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			35.82%		1.79%					7.95%
Performance Inception Date		Jul. 26, 2013
Emerging Markets Fund, G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			36.95%	8.73%
Performance Inception Date		Apr. 01, 2022
FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			16.54%		6.64%					10.96%
Performance Inception Date		Dec. 01, 1998
FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.91%		4.08%					8.33%
Performance Inception Date		Dec. 01, 1998
FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.11%		4.73%					8.30%
Performance Inception Date		Dec. 01, 1998
FOCUSED GLOBAL GROWTH FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			16.80%		6.86%					11.19%
Performance Inception Date		Aug. 01, 2000
FOCUSED GLOBAL GROWTH FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[4]		17.02%		7.00%					11.34%
Performance Inception Date	[4]	Apr. 10, 2017
FOCUSED GLOBAL GROWTH FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			9.65%		5.13%					10.03%
Performance Inception Date		Feb. 05, 1999
FOCUSED GLOBAL GROWTH FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class2 Return Before Taxes
Average Annual Return, Percent	[5]		15.33%		5.58%					10.02%
Performance Inception Date	[5]	Mar. 01, 2002
FOCUSED GLOBAL GROWTH FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			16.00%		6.11%					10.40%
Performance Inception Date		Jul. 29, 2005
FOCUSED GLOBAL GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[6]		16.79%		6.84%					11.18%
Performance Inception Date	[6]	Apr. 10, 2017
FOCUSED GLOBAL GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			16.95%		7.00%					11.34%
Performance Inception Date		Jul. 26, 2013
Focused International Growth Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.97%		0.65%				7.65%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.04%		0.55%				7.51%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.54%		0.55%				6.26%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			16.17%		0.85%				7.86%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			9.01%		(0.79%)				6.72%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class Return Before Taxes
Average Annual Return, Percent			14.79%		(0.35%)				6.72%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, R Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			15.39%		0.14%				7.10%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, R6 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			16.37%		1.00%				8.02%
Performance Inception Date		Mar. 29, 2016
Focused International Growth Fund, G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			17.20%		1.75%		8.12%
Performance Inception Date		Apr. 01, 2019
Global Small Cap Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			10.96%		2.72%				11.77%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.86%		1.51%				10.60%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.71%		1.81%				9.44%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.19%		2.93%				12.00%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.34%		1.26%				10.82%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class Return Before Taxes
Average Annual Return, Percent			9.89%		1.69%				10.81%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, R Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.43%		2.21%				11.22%
Performance Inception Date		Mar. 29, 2016
Global Small Cap Fund, R6 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			11.40%		3.08%				12.17%
Performance Inception Date		Mar. 29, 2016
International Growth Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.60%		1.55%					6.15%
Performance Inception Date		May 09, 1991
International Growth Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.79%		0.77%					5.26%
Performance Inception Date		May 09, 1991
International Growth Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.93%		1.23%					4.89%
Performance Inception Date		May 09, 1991
International Growth Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.80%		1.77%					6.36%
Performance Inception Date		Nov. 20, 1997
International Growth Fund, Y Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[7]		16.04%		1.92%					6.52%
Performance Inception Date	[7]	Apr. 10, 2017
International Growth Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.68%		0.10%					5.25%
Performance Inception Date		Oct. 02, 1996
International Growth Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	C Class2 Return Before Taxes
Average Annual Return, Percent	[8]		14.42%		0.54%					5.25%
Performance Inception Date	[8]	Jun. 04, 2001
International Growth Fund, R Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			15.01%		1.06%					5.62%
Performance Inception Date		Aug. 29, 2003
International Growth Fund, R5 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[9]		15.88%		1.76%					6.36%
Performance Inception Date	[9]	Apr. 10, 2017
International Growth Fund, R6 Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			15.97%		1.91%					6.52%
Performance Inception Date		Jul. 26, 2013
International Growth Fund, G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			17.05%	4.79%
Performance Inception Date		Apr. 01, 2022
INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			29.62%		0.97%					6.52%
INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			29.76%		0.23%					5.70%
INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.82%		0.77%					5.19%
INTERNATIONAL OPPORTUNITIES FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			29.83%		1.18%					6.74%
INTERNATIONAL OPPORTUNITIES FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			21.94%		(0.45%)					5.64%
INTERNATIONAL OPPORTUNITIES FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	C Class1 Return Before Taxes
Average Annual Return, Percent	[10]		28.45%		(0.02%)					5.61%
INTERNATIONAL OPPORTUNITIES FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			28.99%		0.48%					5.99%
International Small-Mid Cap Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			27.38%		1.97%					6.30%
International Small-Mid Cap Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			26.79%		0.66%					5.04%
International Small-Mid Cap Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.54%		1.29%					4.79%
International Small-Mid Cap Fund, G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			29.04%		3.41%					7.62%
INTERNATIONAL VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			42.06%		11.24%					7.89%
Performance Inception Date		Apr. 03, 2006
INTERNATIONAL VALUE FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			39.49%		9.92%					7.06%
Performance Inception Date		Apr. 03, 2006
INTERNATIONAL VALUE FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			26.75%		8.69%					6.30%
Performance Inception Date		Apr. 03, 2006
INTERNATIONAL VALUE FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			42.39%		11.46%					8.10%
Performance Inception Date		Apr. 03, 2006
INTERNATIONAL VALUE FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			33.57%		9.64%					6.97%
Performance Inception Date		Mar. 31, 1997
INTERNATIONAL VALUE FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	C Class1 Return Before Taxes
Average Annual Return, Percent	[11]		40.82%		10.15%					6.99%
Performance Inception Date	[11]	Apr. 03, 2006
INTERNATIONAL VALUE FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			41.26%		10.65%					7.34%
Performance Inception Date		Apr. 03, 2006
INTERNATIONAL VALUE FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			42.66%		11.61%					8.27%
Performance Inception Date		Jul. 26, 2013
INTERNATIONAL VALUE FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			43.67%	15.15%
Performance Inception Date		Apr. 01, 2022
NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			42.27%		11.28%			7.58%
Performance Inception Date		Dec. 06, 2018
NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			38.40%		8.89%			5.76%
Performance Inception Date		Dec. 06, 2018
NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			26.96%		8.36%			5.59%
Performance Inception Date		Dec. 06, 2018
NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS | MSCI ACWI ex USA Index (Inception Dated 12/6/2018)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%		7.91%			9.71%
NON-U.S. INTRINSIC VALUE FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	I Class1 Return Before Taxes
Average Annual Return, Percent	[12]		42.43%		11.51%	7.79%
Performance Inception Date	[12]	Dec. 03, 2019
NON-U.S. INTRINSIC VALUE FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	A Class1 Return Before Taxes
Average Annual Return, Percent	[12]		33.62%		9.70%	7.31%
Performance Inception Date	[12]	Dec. 03, 2019
NON-U.S. INTRINSIC VALUE FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	R Class1 Return Before Taxes
Average Annual Return, Percent	[12]		41.48%		10.72%	7.03%
Performance Inception Date	[12]	Dec. 03, 2019
NON-U.S. INTRINSIC VALUE FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	R6 Class1 Return Before Taxes
Average Annual Return, Percent	[12]		42.73%		11.68%	7.97%
Performance Inception Date	[12]	Dec. 03, 2019
NON-U.S. INTRINSIC VALUE FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			43.83%		12.60%			8.90%
Performance Inception Date		Dec. 06, 2018

[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 inception date.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[4]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 inception date.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[7]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[8]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[9]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[10]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[11]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion
[12]	Historical performance for the I, A, R and R6 Classes prior to their inception is based on the performance of G Class shares. Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I, A, R and R6 Classes is based on the G Class inception date.